DEFERRED VARIABLE PAYMENT OBLIGATION	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Deferred Variable Payment Obligation
DEFERRED VARIABLE PAYMENT OBLIGATION

8. DEFERRED VARIABLE PAYMENT OBLIGATION

On February 1, 2019 the Company entered into an agreement with an investor whereby the investor would pay up to $900,000 in exchange for a perpetual 9% rate payment (Payments) on the Company’s reported quarterly revenue from operations excluding any gains or losses from financial instruments (Revenues). At February 29, 2020 the investor has advanced the full $900,000.

On May 9, 2019 the Company entered into two similar arrangements with two investors:

(1)	The investor would pay up to $400,000 in exchange for a perpetual 4% rate Payment on the Company’s reported quarterly Revenues. At February 29, 2020, $400,000 has been paid to the Company.

(2)	The investor would pay up to $50,000 in exchange for a perpetual 1.11% rate Payment on the Company’s reported quarterly Revenues. At February 29, 2020, $50,000 has been paid to the Company.

These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.

In the event that at least 10% of the assets of the Company are sold by the Company, the investors would be entitled to the fair market value (FMV) of all future Payments associated with the assets sold as determined by an independent valuator to be chosen by the investors. The FMV cannot exceed 30% of the total asset disposition price defined as the total price paid for the assets plus all future Payments associated with the assets sold. In the event that the common or preferred shares are sold by the Company to a third party as to effect a change in control, then the investors must be paid the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.

On November 18, 2019 the Company entered into an arrangement similar to the (February 1, 2019 agreement above) investor above whereby the investor would advance up to $225,000 in exchange for a perpetual 2.25% rate Payment on the Company’s quarterly Revenues (commencing on quarter ending May 31, 2020). At February 29, 2020 the investor has advanced $109,000 and the investor advanced the $116,000 remainder as of May 2020.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

On December 30, 2019 the Company entered into an arrangement with a new investor whereby the investor would advance up to $100,000 in exchange for a perpetual 1.00% rate Payment on the Company’s quarterly Revenues (commencing quarter ended November 30, 2020). At February 29, 2020 the investor has advanced $50,000 with the remainder to be advanced no later than June 30, 2020. If the total investor advances turns out to be less than $100,000, this would not constitute a breach of the agreement, rather the 1.00% rate would be adjusted on a pro-rata basis.

On April 22, 2020 the Company entered into an arrangement with the (first May 9, 2019) investor above whereby the investor would advance up to $100,000 in exchange for a perpetual 1.00% rate Payment on the Company’s quarterly Revenues. At May 31, 2020 the investor has fully funded this commitment.

On July 1, 2020 the Company entered into an agreement with the first investor whereby the investor would pay up to $800,000 in exchange for a perpetual 2.75% rate payment (Payment) on the Company’s reported quarterly revenue. These Payments are to be made 90 days after the fiscal quarter with the first payment being due no later than May 31, 2021. If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment

On August 27, 2020 the Company and the first investor referred to above consolidated the three separate agreements of February 1, 2019 for $900,000, November 18, 2019 for $225,000 and July 1, 2020 for $800,000 into a new agreement for a total of $1,925,000. This new agreement is for similar terms as the above agreements save for the following: the rate payment is revised to 14.25% payable on revenues commencing the quarter ended August 31, 2020 and the Payments are secured by the assets of the Company. This interest may be secured by UCC filing but is subordinated to equipment financing on the products the Company leases to its customers.

In summary of all agreements mentioned above if in the event that at least 10% of the assets of the Company are sold by the Company, the investors would be entitled to the fair market value (FMV) of all future Payments associated with the assets sold as determined by an independent valuator to be chosen by the investors. The FMV cannot exceed 43.77% of the total asset disposition price defined as the total price paid for the assets plus all future Payments associated with the assets sold. In the event that the common or preferred shares are sold by the Company to a third party as to effect a change in control, then the investors must be paid the FMV of all future Payments in one lump payment. The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%

The Payments will first become payable on June 30, 2019 (unless otherwise indicated) based on the quarterly Revenues for the quarter ended May 31, 2019 and will accrue every quarter thereafter. As of May 31, 2023, the Company has accrued approximately $604,811 in Payments, of which $388,226 is in arrears. As of February 28, 2023, the Company has accrued approximately $542,177 in Payments, of which $325,600 is in arrears.

On March 1, 2021 the first investor referred to above whose aggregate investment is $1,925,000 revised his agreements as follows:

1)	The rate payment was reduced from 14.25 % to 9.65%
2)	The asset disposition % (see below) was reduced from 31 % to 21%

In consideration for the above changes, the investor received 40 Series F Convertible Preferred Stock and a warrant to purchase 367 shares of its Series F Convertible Preferred Stock with a five-year term and an exercise price of $1.00. During the three months ended May 31, 2021 the warrant holder exercised warrants to acquire 38 shares of Series F Convertible Preferred Stock. The company attributed a fair value based on recent transactions for the Series F Preferred stock and warrants of $33,015,214 and recorded a loss on settlement of debt with a corresponding adjustment to paid in capital.

The Company retains total involvement in the generation of cash flows from these revenue streams that form the basis of the payments to be made to the investors under this agreement. Because of this, the Company has determined that the agreements constitute debt agreements. As of February 28, 2023, and February 28, 2022, the long-term balances other than Payments already owed is the cash received of $2,525,000 and $2,525,000, respectively.

For both the years ended February 28, 2023 and February 28, 2022, the Company has received $0 related to the deferred payment obligation as the balance remains $2,525,000 at both February 28, 2023 and February 28, 2022.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

For the three months ended May 31, 2023 and year ended February 28, 2023 , the Company has received $0 related to the deferred payment obligation since there were no new agreements during this period. The balance remains $2,525,000 at both May 31, 2023 and February 28, 2023.

The Payments first become payable on June 30, 2019 (unless otherwise indicated) based on the quarterly Revenues for the quarter ended May 31, 2019 and accrue every quarter thereafter. As of May 31, 2023, the Company has accrued $388,227 in Payments (February 28, 2023 -$542,177). At May 31, 2023, and February 28, 2023 the Company was in default on $388,226 and $325,600 of those Payments. No notices have been sent to the Company.

8. DEFERRED VARIABLE PAYMENT OBLIGATION

On February 1, 2019 the Company entered into an agreement with an investor whereby the investor would pay up to $900,000 in exchange for a perpetual 9% rate payment (Payments) on the Company’s reported quarterly revenue from operations excluding any gains or losses from financial instruments (Revenues). At February 29, 2020 the investor has advanced the full $900,000.

On May 9, 2019 the Company entered into two similar arrangements with two investors:

(1)	The investor would pay up to $400,000 in exchange for a perpetual 4% rate Payment on the Company’s reported quarterly Revenues. At February 29, 2020, $400,000 has been paid to the Company.

(2)	The investor would pay up to $50,000 in exchange for a perpetual 1.11% rate Payment on the Company’s reported quarterly Revenues. At February 29, 2020, $50,000 has been paid to the Company.

These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.

In the event that at least 10% of the assets of the Company are sold by the Company, the investors would be entitled to the fair market value (FMV) of all future Payments associated with the assets sold as determined by an independent valuator to be chosen by the investors. The FMV cannot exceed 30% of the total asset disposition price defined as the total price paid for the assets plus all future Payments associated with the assets sold. In the event that the common or preferred shares are sold by the Company to a third party as to effect a change in control, then the investors must be paid the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.

On November 18, 2019 the Company entered into another similar arrangement with the (February 1, 2019) investor above whereby the investor would advance up to $225,000 in exchange for a perpetual 2.25% rate Payment on the Company’s quarterly Revenues (commencing on quarter ending May 31, 2020). At February 29, 2020 the investor has advanced $109,000 and the investor advanced the $116,000 remainder as of May 2020.

On December 30, 2019 the Company entered into another similar arrangement with a new investor whereby the investor would advance up to $100,000 in exchange for a perpetual 1.00% rate Payment on the Company’s quarterly Revenues (commencing quarter ended November 30, 2020). At February 29, 2020 the investor has advanced $50,000 with the remainder to be advanced no later than June 30, 2020. If the total investor advances turns out to be less than $100,000, this would not constitute a breach of the agreement, rather the 1.00% rate would be adjusted on a pro-rata basis.

On April 22, 2020 the Company entered into another similar arrangement with the (first May 9, 2019) investor above whereby the investor would advance up to $100,000 in exchange for a perpetual 1.00% rate Payment on the Company’s quarterly Revenues. At May 31, 2020 the investor has fully funded this commitment.

On July 1, 2020 the Company entered into a similar agreement with the first investor whereby the investor would pay up to $800,000 in exchange for a perpetual 2.75% rate payment (Payment) on the Company’s reported quarterly revenue. These Payments are to be made 90 days after the fiscal quarter with the first payment being due no later than May 31, 2021. If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment

On August 27, 2020 the Company and the first investor referred to above consolidated the three separate agreements of February 1, 2019 for $900,000, November 18, 2019 for $225,000 and July 1, 2020 for $800,000 into a new agreement for a total of $1,925,000. This new agreement is for similar terms as the above agreements save for the following: the rate payment is revised to 14.25% payable on revenues commencing the quarter ended August 31, 2020 and the Payments are secured by the assets of the Company. This interest may be secured by UCC filing but is subordinated to equipment financing on the products the Company leases to its customers.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In summary of all agreements mentioned above if in the event that at least 10% of the assets of the Company are sold by the Company, the investors would be entitled to the fair market value (FMV) of all future Payments associated with the assets sold as determined by an independent valuator to be chosen by the investors. The FMV cannot exceed 43.77% of the total asset disposition price defined as the total price paid for the assets plus all future Payments associated with the assets sold. In the event that the common or preferred shares are sold by the Company to a third party as to effect a change in control, then the investors must be paid the FMV of all future Payments in one lump payment. The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%

The Payments will first become payable on June 30, 2019 (unless otherwise indicated) based on the quarterly Revenues for the quarter ended May 31, 2019 and will accrue every quarter thereafter. As of February 28, 2023, the Company has accrued approximately $542,177 in Payments, of which $325,600 is in arrears. As of February 28, 2022, the Company has accrued approximately $325,600 in Payments, of which $90,300 is in arrears. No notices have been received by the Company.

On March 1, 2021 the first investor referred to above whose aggregate investment is $1,925,000 revised his agreements as follows:

1)	The rate payment was reduced from 14.25 % to 9.65%
2)	The asset disposition % (see below) was reduced from 31 % to 21%

In consideration for the above changes, the investor received 40 Series F Convertible Preferred Stock and a warrant to purchase 367 shares of its Series F Convertible Preferred Stock with a five-year term and an exercise price of $1.00. During the three months ended May 31, 2021 the warrant holder exercised warrants to acquire 38 shares of Series F Convertible Preferred Stock. The company attributed a fair value based on recent transactions for the Series F Preferred stock and warrants of $33,015,214 and recorded a loss on settlement of debt with a corresponding adjustment to paid in capital.

The Company retains total involvement in the generation of cash flows from these revenue streams that form the basis of the payments to be made to the investors under this agreement. Because of this, the Company has determined that the agreements constitute debt agreements. As of February 28, 2023, and February 28, 2022, the long-term balances other than Payments already owed is the cash received of $2,525,000 and $2,525,000, respectively.

For both the years ended February 28, 2023 and February 28, 2022, the Company has received $0 related to the deferred payment obligation as the balance remains $2,525,000 at both February 28, 2023 and February 28, 2022.